Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
DEBT
Debt at December 31 consisted of:

	2016		2015
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	$498.4	$528.8	$498.1	$528.7
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	495.8	464.6	0	0
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.9	380.1	295.7	376.0
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	395.2	499.0	395.0	490.6
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.4	362.3	346.4	352.8
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.1	372.5	395.0	362.0
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $594.6 and $614.4)	594.1	581.2	612.8	612.8
Other debt instruments	127.3	127.3	164.9	164.9
Total	$3,148.2	$3,315.8	$2,707.9	$2,887.8

The other debt instruments reported in the table above represent ARX indebtedness and consist of:

	December 31, 2016		December 31, 2015
Type of debt instrument	Number of Instruments	Carrying Value	Number of Instruments	Carrying Value	Stated Maturity Date(s)
Term loans	2	$62.1	2	$87.1	December 2018 and 2019
Junior subordinated notes[1]	2	41.2	2	41.2	June 2036 and 2037
Senior notes	4	24.0	4	24.0	Various[2]
Surplus note[3]	0	0	1	12.6	November 2021
Total		$127.3		$164.9
1 ARX issued junior subordinated floating rate notes to trusts established by ARX in connection with issuances of trust preferred securities by the trust (discussed below).
[2] The senior notes mature in May 2033, April 2034, December 2034, and June 2035.
[3] The surplus note was debt of the subsidiary disposed of by ARX in the exchange transaction during 2016 (see Note 16 – Goodwill and Intangible Assets for further discussion).
Aggregate required principal payments on debt outstanding at December 31, 2016, are as follows:

(millions)
Year	Payments
2017	$25.0
2018	25.0
2019	11.3
2020	0.8
2021	500.0
Thereafter	2,609.8
Total	$3,171.9

The Progressive Corporation Debt
Excluding the other debt instruments, all of the outstanding debt was issued by The Progressive Corporation, the ultimate holding company. The holding company debt includes amounts that were borrowed and contributed to the capital of its insurance subsidiaries or used, or made available for use, for other business purposes. Fair values for these debt instruments are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on The Progressive Corporation debt.
Interest on all debt issued by The Progressive Corporation is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through June 14, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month London Interbank Offered Rate (LIBOR) plus 2.0175%, and interest will be payable quarterly until the 6.70% Debentures are redeemed or retired.
Except for the 6.70% Debentures, all remaining principal on the Senior Notes is due at the maturity stated in the tables above. The Senior Notes are redeemable, in whole or in part, at any time; however, the redemption price will equal the greater of the principal amount of the Senior Notes or a “make whole” amount calculated by reference to the present values of remaining scheduled principal and interest payments under the Senior Notes. Commencing on June 15, 2017, we have the right to redeem the 6.70% Debentures at par. If not previously redeemed, the 6.70% Debentures will become due on June 15, 2037, the scheduled maturity date, but only to the extent that we have received sufficient net proceeds from the sale of certain qualifying capital securities. The Progressive Corporation must use its commercially reasonable efforts, subject to certain market disruption events, to sell enough qualifying capital securities to permit repayment of the 6.70% Debentures in full on the scheduled maturity date or, if sufficient proceeds are not realized from the sale of such qualifying capital securities by such date, on each interest payment date thereafter. Any remaining outstanding principal will be due on June 15, 2067, the final maturity date.

The Progressive Corporation issued $500 million of our 2.45% Senior Notes due 2027 (the “2.45% Senior Notes”) in August 2016, and $400 million of 3.70% Senior Notes due 2045 (the “3.70% Senior Notes”) in January 2015, in underwritten public offerings. We received proceeds, after deducting underwriter's discounts, commissions and other issuance costs, of approximately $495.6 million and $394.9 million, respectively, and paid approximately $0.9 million and $0.8 million of costs related to the issuance of the 2.45% Senior Notes and 3.70% Senior Notes, respectively.

Prior to issuance of our debt securities, we entered into forecasted transactions to hedge against possible rises in interest rates. When the contracts were closed upon issuance of the applicable debt securities, we recognized unrealized gains (losses) as part of accumulated other comprehensive income for all of the Senior Notes and 6.70% Debentures, except for the 2.45% Senior Notes. Upon issuance of the 2.45% Senior Notes, we recognized a realized loss of $1.4 million (See Note 2 – Investments for further discussion). The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2016, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2016
3.75% Senior Notes	$(5.1)	$(2.6)
6 5/8% Senior Notes	(4.2)	(2.9)
6.25% Senior Notes	5.1	3.7
4.35% Senior Notes	(1.6)	(1.5)
3.70% Senior Notes	(12.9)	(12.4)
6.70% Debentures	34.4	1.2

These unrealized gains (losses) are being amortized as adjustments to interest expense over the life of the related Senior Notes, and over the 10-year fixed interest rate term for the 6.70% Debentures. In addition to this amortization, during 2016 and 2015, we reclassified $0.1 million and $0.2 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods.
During 2016 and 2015, we repurchased, in the open market, $19.8 million and $18.4 million, respectively, in aggregate principal amount of our 6.70% Debentures. Since the carrying value of the debt we repurchased differed from the amount paid to extinguish the debt, we recognized a gain of $1.6 million during 2016 and a loss of $0.9 million during 2015.
ARX Debt (i.e., Other debt instruments)
The other debt instruments were issued by ARX, prior to The Progressive Corporation acquiring a controlling interest in 2015. ARX, not The Progressive Corporation or any of its other subsidiaries, is responsible for the other debt, which includes amounts that were borrowed and contributed to the capital of ARX's insurance subsidiaries or used, or made available for use, for other business purposes.
In estimating the fair values of the other debt instruments, it was determined that the fair values of these notes are equal to the carrying value, based on the current rates offered for debt of similar maturities and interest rates.
The term loans require ARX and its subsidiaries to maintain specified debt leverage and fixed charge coverage ratios, as well as maintain a minimum risk-based capital ratio and minimum financial strength and credit ratings, as provided by A.M. Best Company, Inc. As of December 31, 2016, ARX was in compliance with these covenants.
Monthly interest and principal payments are made on the term loans, with interest calculated based on the 30-day LIBOR plus 2.25%. Principal payments of $25.0 million are required to be paid during the next twelve months on these term loans. The term loans are secured by 100% of the outstanding common stock of four subsidiaries of ARX.
Interest on the junior subordinated notes and the senior notes is paid quarterly at a floating rate tied to the three-month LIBOR rate. The junior subordinated notes and senior notes can be redeemed, in whole or in part, at the option of ARX at par, plus accrued and unpaid interest, on any interest payment date.
Pursuant to agreements entered into by ARX relating to the trust preferred securities transactions, ARX established trusts that are entirely owned by ARX. The trusts, which are the holders of the junior subordinated notes, issued trust preferred securities to third parties. The shares in the trusts are not transferable. The trusts are considered special purpose variable interest entities for which ARX is not the primary beneficiary and, therefore, they are accounted for under the equity method of accounting and not consolidated with ARX. Our ownership interest of $1.3 million in the variable interest entities is reported as a component of "other assets" on our consolidated balance sheets.
The Progressive Corporation Line of Credit
During 2016, we renewed the unsecured, discretionary line of credit (the "Line of Credit") with PNC Bank, National Association (PNC) in the maximum principal amount of $100 million. The prior line of credit, entered into in March 2015, had expired. The Line of Credit is on substantially the same terms and conditions as the prior line of credit. Subject to the terms and conditions of the Line of Credit documents, advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points. Each advance must be repaid on the 30th day after the advance or, if earlier, on April 30, 2017, the expiration date of the Line of Credit. Prepayments are permitted without penalty. All advances under the Line of Credit are subject to PNC's discretion. We had no borrowings under the Line of Credit or the prior line of credit in 2016 or 2015.